UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22786

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Bond Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 29.3%

Security	Principal Amount (000’s omitted)	Value

Commercial Services — 4.5%
ADT Corp. (The), 3.50%, 7/15/22	$10,810	$9,566,849
ServiceMaster Co. (The), 7.45%, 8/15/27	3,762	3,667,950
Western Union Co. (The), 6.20%, 11/17/36	15,311	15,431,804

		$28,666,603

Computers — 2.8%
Dell, Inc., 5.40%, 9/10/40	$8,061	$6,267,427
Dell, Inc., 6.50%, 4/15/38	3,000	2,715,000
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	8,750	8,487,500

		$17,469,927

Diversified Financial Services — 1.6%
Jefferies Group, LLC, 6.25%, 1/15/36	$3,000	$3,110,499
SLM Corp., 5.625%, 8/1/33	2,964	2,608,320
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)	4,975	4,440,188

		$10,159,007

Foods — 0.4%
Safeway, Inc., 7.25%, 2/1/31	$2,365	$2,393,337

		$2,393,337

Holding Company – Diversified — 0.8%
Leucadia National Corp., 5.50%, 10/18/23	$5,000	$5,267,935

		$5,267,935

Insurance — 1.0%
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	$6,317	$6,253,830

		$6,253,830

Internet — 0.9%
VeriSign, Inc., 4.625%, 5/1/23	$6,050	$5,823,125

		$5,823,125

Iron & Steel — 1.1%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	$8,385	$7,216,852

		$7,216,852

Security	Principal Amount (000’s omitted)	Value

Mining — 5.2%
Alcoa, Inc., 5.95%, 2/1/37	$15,788	$15,243,788
Newmont Mining Corp., 3.50%, 3/15/22	5,430	5,115,516
Southern Copper Corp., 5.25%, 11/8/42	13,625	12,255,156

		$32,614,460

Oil & Gas — 2.3%
Forest Oil Corp., 7.25%, 6/15/19	$5,500	$4,853,750
Rowan Cos., Inc., 5.40%, 12/1/42	9,523	9,352,948

		$14,206,698

Pipelines — 2.3%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	$7,137	$7,235,134
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	7,195	7,554,750

		$14,789,884

Retail — 2.6%
JC Penney Corp., Inc., 6.375%, 10/15/36	$9,439	$7,008,457
JC Penney Corp., Inc., 7.40%, 4/1/37	1,942	1,461,355
rue21, Inc., 9.00%, 10/15/21(1)	4,170	2,846,025
Staples, Inc., 4.375%, 1/12/23	5,000	4,952,295

		$16,268,132

Semiconductors — 1.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	$8,080	$8,443,600
Advanced Micro Devices, Inc., 7.75%, 8/1/20	500	533,750

		$8,977,350

Telecommunications — 2.4%
Avaya, Inc., 10.50%, 3/1/21(1)	$9,960	$9,113,400
Sprint Capital Corp., 6.875%, 11/15/28	6,150	6,103,875

		$15,217,275

Total Corporate Bonds & Notes (identified cost $183,291,416)		$185,324,415

Foreign Corporate Bonds — 15.3%

Security	Principal Amount* (000’s omitted)	Value

Banks — 1.0%
Standard Chartered PLC, 5.20%, 1/26/24(1)	5,886	$6,146,762

		$6,146,762

14	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Beverages — 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)		13,800	$11,937,000

			$11,937,000

Commercial Services — 0.9%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)		6,200	$5,828,000

			$5,828,000

Electric — 1.2%
Enel Finance International NV, 6.00%, 10/7/39(1)		7,272	$7,859,214

			$7,859,214

Media — 0.0%(3)
Columbus International, Inc., 7.375%, 3/30/21(1)		200	$209,750

			$209,750

Mining — 1.6%
Barrick Gold Corp., 5.25%, 4/1/42		7,008	$6,630,654
Barrick International Barbados Corp., 6.35%, 10/15/36(1)		3,192	3,178,734

			$9,809,388

Oil & Gas — 1.5%
Petrobras Global Finance BV, 5.625%, 5/20/43		10,500	$9,273,316

			$9,273,316

Telecommunications — 7.2%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	60,720	$4,373,427
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23(1)		8,235	8,095,005
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)		13,069	12,970,983
Telecom Italia Capital SA, 6.00%, 9/30/34		11,935	11,576,950
Telecom Italia Capital SA, 7.20%, 7/18/36		900	952,875
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		7,520	7,661,000

			$45,630,240

Total Foreign Corporate Bonds (identified cost $93,260,599)			$96,693,670

Foreign Government Bonds — 7.5%

Security		Principal Amount* (000’s omitted)	Value

Argentina — 0.3%
Provincia de Buenos Aires, 10.875%, 1/26/21(4)		2,000	$1,845,000

			$1,845,000

Canada — 2.1%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	14,150	$13,124,817

			$13,124,817

Mexico — 1.4%
Mexican Bonos, 7.75%, 5/29/31	MXN	105,536	$8,705,430

			$8,705,430

New Zealand — 0.3%
New Zealand Government Bond, 6.00%, 12/15/17	NZD	2,080	$1,914,086

			$1,914,086

Supranational — 3.4%
International Finance Corp., 7.80%, 6/3/19	INR	621,370	$10,336,078
International Finance Corp., 8.25%, 6/10/21	INR	692,300	11,600,889

			$21,936,967

Total Foreign Government Bonds (identified cost $48,015,773)			$47,526,300

Convertible Bonds — 6.0%

Security		Principal Amount (000’s omitted)	Value

Coal — 0.2%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)		$1,200	$1,254,000

			$1,254,000

Health Care – Products — 0.4%
Hologic, Inc., 0.00%, 12/15/43		$2,620	$2,775,563

			$2,775,563

Home Builders — 3.9%
KB Home, 1.375%, 2/1/19		$12,100	$11,979,000
Ryland Group, Inc. (The), 0.25%, 6/1/19		13,300	12,435,500

			$24,414,500

15	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Semiconductors — 0.8%
Novellus Systems, Inc., 2.625%, 5/15/41	$2,800	$4,980,500

		$4,980,500

Telecommunications — 0.7%
Ciena Corp., 3.75%, 10/15/18(1)	$3,485	$4,532,678

		$4,532,678

Total Convertible Bonds (identified cost $36,977,045)		$37,957,241

Commercial Mortgage-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$812,500
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	338,301
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,152,536
COMM, Series 2013-CR9, Class D, 4.403%, 7/10/45(1)(6)	943	854,381
COMM, Series 2013-CR10, Class D, 4.957%, 8/10/46(1)(6)	484	456,840
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(6)	1,250	1,314,974
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(6)	850	873,067
JPMBB, Series 2013-C17, Class D, 5.05%, 1/15/47(1)(6)	1,785	1,684,070
JPMBB, Series 2014-C19, Class D, 4.836%, 4/15/47(1)(6)(7)	7,000	6,397,888
JPMCC, Series 2013-C13, Class D, 4.191%, 1/15/46(1)(6)	625	562,871
MSBAM, Series 2014-C15, Class D, 4.899%, 4/15/47(1)(6)	3,000	2,790,300
WFCM, Series 2013-LC12, Class D, 4.439%, 7/15/46(1)(6)	2,400	2,168,837
WFRBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(6)	2,000	1,802,359

Total Commercial Mortgage-Backed Securities (identified cost $20,386,241)		$21,208,924

Tax-Exempt Investments — 0.1%

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.1%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$938	$914,738

Total Tax-Exempt Investments (identified cost $850,621)		$914,738

Senior Floating-Rate Interests — 2.5%(8)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, 7/12/21	$1,600	$1,637,501
Education Management LLC, Term Loan, 4.25%, 6/1/16	1,795	1,496,608
MCS AMS Sub-Holdings, LLC, Term Loan, 7.00%, 10/15/19	1,278	1,246,308

		$4,380,417

Commercial Services — 0.3%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), 6/29/18	$2,100	$1,995,164

		$1,995,164

Electronics — 0.9%
Answers Corp., Term Loan - Second Lien, 11.00%, 6/19/20	$950	$959,500
Avago Technologies Limited, Term Loan, 12/16/20(9)	5,000	5,017,580

		$5,977,080

Insurance — 0.5%
Asurion, LLC, Term Loan - Second Lien, 8.50%, 3/3/21	$3,000	$3,076,251

		$3,076,251

Retail — 0.1%
rue21, Inc., Term Loan, 5.625%, 10/7/20	$398	$334,817

		$334,817

Total Senior Floating-Rate Interests (identified cost $15,781,517)		$15,763,729

16	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Common Stocks — 18.4%

Security	Shares	Value

Automotive & Parts — 0.4%
Goodyear Tire & Rubber Co. (The)	104,781	$2,640,481

		$2,640,481

Banks — 1.9%
Regions Financial Corp.	1,177,363	$11,938,461

		$11,938,461

Beverages — 1.5%
Constellation Brands, Inc., Class A(10)	122,404	$9,772,735

		$9,772,735

Biotechnology — 0.2%
Vertex Pharmaceuticals, Inc.(10)	20,686	$1,400,442

		$1,400,442

Chemicals — 3.1%
Arkema SA	77,030	$8,603,647
LyondellBasell Industries NV, Class A	67,828	6,274,090
PPG Industries, Inc.	24,046	4,655,786

		$19,533,523

Computers — 0.5%
SanDisk Corp.	38,234	$3,248,743

		$3,248,743

Machinery – Construction & Mining — 1.5%
Caterpillar, Inc.	86,749	$9,143,345

		$9,143,345

Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	190,426	$6,544,942

		$6,544,942

Miscellaneous Manufacturing — 2.8%
Donaldson Co., Inc.	114,500	$4,819,305
Ingersoll-Rand PLC	214,654	12,836,309

		$17,655,614

Oil & Gas — 0.7%
Occidental Petroleum Corp.	43,462	$4,161,487

		$4,161,487

Security	Shares	Value

Pipelines — 1.3%
Kinder Morgan, Inc.	249,156	$8,137,435

		$8,137,435

Semiconductors — 1.3%
Applied Materials, Inc.	78,168	$1,489,882
Intel Corp.	255,926	6,830,665

		$8,320,547

Telecommunications — 2.2%
Corning, Inc.	299,232	$6,256,941
Telefonaktiebolaget LM Ericsson ADR	648,380	7,774,076

		$14,031,017

Total Common Stocks (identified cost $109,640,546)		$116,528,772

Convertible Preferred Stocks — 4.1%

Security	Shares	Value

Health Care – Products — 0.9%
Alere, Inc., 3.00%	20,690	$6,088,033

		$6,088,033

Iron & Steel — 0.9%
Cliffs Natural Resources, Inc., 7.00%	284,207	$5,482,779

		$5,482,779

Oil & Gas — 1.6%
Chesapeake Energy Corp., 5.75%(1)	4,450	$5,351,125
SandRidge Energy, Inc., 8.50%	42,500	4,701,562

		$10,052,687

Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Series J, 4.50%	70,000	$4,559,100

		$4,559,100

Total Convertible Preferred Stocks (identified cost $24,588,870)		$26,182,599

17	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 5.3%

Security	Shares	Value

Banks — 1.4%
First Tennessee Bank, 3.75%(1)(11)	1,950	$1,406,437
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(2)	6,745	7,399,850

		$8,806,287

Diversified Financial Services — 1.9%
SLM Corp., 1.943%(11)	164,377	$11,814,597

		$11,814,597

Insurance — 0.4%
XLIT, Ltd., 3.359%(11)	3,085	$2,659,849

		$2,659,849

Real Estate Investment Trusts (REITs) — 0.4%
Ventas Realty LP/Ventas Capital Corp., 5.45%	105,524	$2,581,117

		$2,581,117

Telecommunications — 1.2%
Verizon Communications, Inc., 5.90%	310,000	$7,803,475

		$7,803,475

Total Preferred Stocks (identified cost $32,488,492)		$33,665,325

Short-Term Investments — 14.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$89,234	$89,233,794

Total Short-Term Investments (identified cost $89,233,794)		$89,233,794

Total Investments — 106.0% (identified cost $654,514,914)		$670,999,507

Other Assets, Less Liabilities — (6.0)%		$(37,755,913)

Net Assets — 100.0%		$633,243,594

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PIK	–	Payment In Kind
ACRE	–	Americold LLC Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
ESA	–	Extended Stay America Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MSBAM	–	Morgan Stanley Bank of America Merrill Lynch Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WFRBS	–	WF-RBS Commercial Mortgage Trust
CAD	–	Canadian Dollar
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $150,606,142 or 23.8% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $1,845,000 or 0.3% of the Portfolio’s net assets.

(5)

Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(7)	When-issued security.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(10)	Non-income producing security.

18	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	77.2%	$489,070,705
Canada	3.6	22,934,205
Brazil	3.6	22,762,316
Supranational	3.5	21,936,967
Italy	3.2	20,389,039
United Kingdom	2.1	13,546,612
Mexico	2.1	13,078,857
Colombia	2.1	12,970,983
Turkey	1.9	11,937,000
Ireland	1.4	8,913,679
France	1.4	8,603,647
India	1.3	8,095,005
Sweden	1.2	7,774,076
Singapore	0.8	5,017,580
New Zealand	0.3	1,914,086
Argentina	0.3	1,845,000
Barbados	0.0 *	209,750

Total Investments	106.0%	$670,999,507

*	Amount is less than 0.05%.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	98.1%	$620,944,780
Indian Rupee	3.4	21,936,967
Canadian Dollar	2.1	13,124,817
Mexican Peso	2.1	13,078,857
New Zealand Dollar	0.3	1,914,086

Total Investments	106.0%	$670,999,507

19	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $565,281,120)	$581,765,713
Affiliated investment, at value (identified cost, $89,233,794)	89,233,794
Cash	317,870
Foreign currency, at value (identified cost, $1,062,423)	1,050,906
Dividends receivable	470,559
Interest receivable	4,591,482
Interest receivable from affiliated investment	6,725
Tax reclaims receivable	10,759
Total assets	$677,447,808

Liabilities
Payable for investments purchased	$37,564,100
Payable for when-issued securities	6,368,127
Payable to affiliates:
Investment adviser fee	237,181
Trustees’ fees	673
Accrued expenses	34,133
Total liabilities	$44,204,214
Net Assets applicable to investors’ interest in Portfolio	$633,243,594

Sources of Net Assets
Investors’ capital	$616,764,379
Net unrealized appreciation	16,479,215
Total	$633,243,594

20	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $26,134)	$5,093,147
Dividends (net of foreign taxes, $31,976)	1,238,343
Interest allocated from affiliated investment	25,053
Expenses allocated from affiliated investment	(4,108)
Total investment income	$6,352,435

Expenses
Investment adviser fee	$772,228
Trustees’ fees and expenses	4,135
Custodian fee	32,804
Legal and accounting services	22,684
Miscellaneous	4,314
Total expenses	$836,165
Deduct —
Reduction of custodian fee	$37
Total expense reductions	$37

Net expenses	$836,128

Net investment income	$5,516,307

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,258,031
Investment transactions allocated from affiliated investment	391
Foreign currency transactions	(11,629)
Net realized gain	$5,246,793
Change in unrealized appreciation (depreciation) —
Investments	$10,255,014
Foreign currency	(4,600)
Net change in unrealized appreciation (depreciation)	$10,250,414

Net realized and unrealized gain	$15,497,207

Net increase in net assets from operations	$21,013,514

21	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1)
From operations —
Net investment income	$5,516,307	$4,213,152
Net realized gain from investment and foreign currency transactions	5,246,793	1,078,910
Net change in unrealized appreciation (depreciation) from investments and foreign currency	10,250,414	6,228,801
Net increase in net assets from operations	$21,013,514	$11,520,863
Capital transactions —
Contributions	$544,113,955	$199,553,493
Withdrawals	(104,444,621)	(38,513,610)
Net increase in net assets from capital transactions	$439,669,334	$161,039,883

Net increase in net assets	$460,682,848	$172,560,746

Net Assets
At beginning of period	$172,560,746	$—
At end of period	$633,243,594	$172,560,746

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

22	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.59	%(3)	0.65	%(3)
Net investment income	3.88	%(3)	3.53	%(3)
Portfolio Turnover	24	%(4)	40	%(4)

Total Return	6.81	%(4)	7.99	%(4)

Net assets, end of period (000’s omitted)	$633,244		$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

23	See Notes to Financial Statements.

Bond Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Bond Fund and Eaton Vance Short Duration Strategic Income Fund held a 99.2% and less than 0.05%, respectively, interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

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Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Bond Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $772,228 or 0.55% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $474,138,495 and $67,044,703, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$655,170,398

Gross unrealized appreciation	$21,640,900
Gross unrealized depreciation	(5,811,791)

Net unrealized appreciation	$15,829,109

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

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Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Corporate Bonds & Notes	$—	$185,324,415		$—	$185,324,415
Foreign Corporate Bonds	—	96,693,670		—	96,693,670
Foreign Government Bonds	—	47,526,300		—	47,526,300
Convertible Bonds	—	37,957,241		—	37,957,241
Commercial Mortgage-Backed Securities	—	21,208,924		—	21,208,924
Tax-Exempt Investments	—	914,738		—	914,738
Senior Floating-Rate Interests	—	15,763,729		—	15,763,729
Common Stocks	107,925,125	8,603,647	*	—	116,528,772
Convertible Preferred Stocks	—	26,182,599		—	26,182,599
Preferred Stocks	2,581,117	31,084,208		—	33,665,325
Short-Term Investments	—	89,233,794		—	89,233,794

Total Investments	$110,506,242	$560,493,265		$—	$670,999,507

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Bond Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Bond Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and research processes and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Bond Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of such personnel in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to Fund and Portfolio matters by senior management.

The Board noted that, under the terms of the investment advisory and administrative agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee from the Fund but for which the Adviser or an affiliate receives fees from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an

29

Eaton Vance

Bond Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreements.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

30

Bond Portfolio

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Bond Portfolio

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Bond Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such personnel in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

32

Bond Portfolio

April 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

In light of the Portfolio’s relatively brief operating history, the Board concluded that additional time is required to evaluate Portfolio performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the management fees and the Portfolio’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Portfolio expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from economies of scale in the future.

33

Eaton Vance

Bond Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Bond Portfolio

Kathleen C. Gaffney

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Bond Fund and Bond Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6844 4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date: June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 6, 2014

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date: June 6, 2014